Filed pursuant to Rule 497(j)

File Nos. 333-46479 and 811-08659

THE HENSSLER FUNDS, INC.

3735 Cherokee Street

Kennesaw, Georgia 30144

1-800-936-3863

September 2, 2008

Securities and Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, DC 20549

Re:	The Henssler Equity Fund (the “Fund”)
File Numbers: 333-46479 and 811-08659

Ladies and Gentlemen:

The undersigned, as Vice President of The Henssler Funds, Inc. hereby certifies, pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 11 to the Fund’s registration statement on Form N-1A, and (2) the text of Post-Effective Amendment No. 11 has been filed electronically.

Very truly yours,

/s/ Scott L. Keller
Scott L. Keller, CFA
Vice President